Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Agency Securities : 1.07%
FHLMC (5 Year Treasury Constant Maturity +2.06%) ±	3.57%	9-1-2032	$555,465	$558,347
FHLMC	8.50	7-1-2028	19,013	21,797
FHLMC Series 1383 (1 Year Treasury Constant Maturity +2.25%) ±	3.98	2-1-2037	96,908	101,478
FHLMC Series 2012-K17 Class B 144A±±	4.32	12-25-2044	675,000	699,949
FHLMC Series 2012-K18 Class B 144A±±	4.24	1-25-2045	810,000	840,551
FHLMC Series 2013-K30 Class B 144A±±	3.56	6-25-2045	700,000	739,261
FHLMC Series 2390 Class FD (1 Month LIBOR +0.45%) ±	0.62	12-15-2031	12,779	12,773
FHLMC Series 2567 Class FH (1 Month LIBOR +0.40%) ±	0.57	2-15-2033	37,472	36,726
FHLMC Series 3987 Class CI (c)	3.50	6-15-2026	3,543,854	116,112
FHLMC Series K016 Class X1 ±±(c)	1.48	10-25-2021	314,938	4,421
FHLMC Series K020 Class X1 ±±(c)	1.36	5-25-2022	5,914,804	118,585
FNMA (6 Month LIBOR +1.64%) ±	3.52	9-1-2037	25,345	25,488
FNMA	6.00	4-1-2033	53,421	55,863
FNMA	7.50	2-1-2030	13,079	13,177
FNMA	7.50	9-1-2030	17,828	17,963
FNMA Series 1997-20 Class IO ±±(c)	1.84	3-25-2027	170,285	3,540
FNMA Series 2001-25 Class Z	6.00	6-25-2031	58,525	66,304
FNMA Series 2001-35 Class F (1 Month LIBOR +0.60%) ±	0.77	7-25-2031	2,965	2,977
FNMA Series 2001-57 Class F (1 Month LIBOR +0.50%) ±	0.67	6-25-2031	2,985	3,002
FNMA Series 2002-77 Class FH (1 Month LIBOR +0.40%) ±	0.59	12-18-2032	20,214	20,176
FNMA Series 2002-97 Class FR (1 Month LIBOR +0.55%) ±	0.72	1-25-2033	5,011	5,025
FNMA Series G91-16 Class F (1 Month LIBOR +0.45%) ±	0.62	6-25-2021	154	153
FNMA Series G92-17 Class F (1 Month LIBOR +1.05%) ±	1.22	3-25-2022	3,169	3,167
GNMA	6.50	6-15-2028	15,939	17,638
GNMA Series 2019-H06 Class HI ±±(c)	1.71	4-20-2069	6,502,439	327,633

Total Agency Securities (Cost $3,593,831)				3,812,106

Asset-Backed Securities : 0.61%
Asset-Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	135,236	137,587
Bear Stearns Asset Backed Securities Series 2002-2 Class A1 (1 Month LIBOR +0.66%) ±	0.83	10-25-2032	116,144	114,457
CVS Pass-Through Trust Series T	6.04	12-10-2028	402,881	456,058
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	992,500	1,001,098
Mesa Trust Asset Backed Certificates Series 2001-5 Class A (1 Month LIBOR +0.80%) 144A±	0.97	12-25-2031	7,306	7,213
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	170,000	173,006
Saxon Asset Securities Trust Series 2002-1 Class AF5	5.52	12-25-2030	96,872	100,424
Structured Asset Securities Corporation Series 2002-9 Class A2 (1 Month LIBOR +0.60%) ±	0.48	10-25-2027	10,502	10,463
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	1.39	10-25-2027	184,691	185,450

Total Asset-Backed Securities (Cost $2,187,202)				2,185,756

			Shares

Common Stocks : 1.02%

Energy : 1.02%

Energy Equipment & Services : 1.02%
Bristow Group Incorporated †			227,969	3,649,784

Materials : 0.00%

Chemicals : 0.00%
LyondellBasell Industries NV Class A			9	563

Total Common Stocks (Cost $8,083,132)				3,650,347

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes : 67.83%

Communication Services : 10.51%

Diversified Telecommunication Services : 0.62%
Level 3 Financing Incorporated 144A	4.25%	7-1-2028	$375,000	$390,938
Level 3 Financing Incorporated	5.13	5-1-2023	975,000	979,115
Level 3 Financing Incorporated	5.38	1-15-2024	700,000	711,984
Level 3 Financing Incorporated	5.63	2-1-2023	140,000	140,588

				2,222,625

Entertainment : 0.04%
Live Nation Entertainment Incorporated 144A	6.50	5-15-2027	125,000	134,375

Interactive Media & Services : 0.04%
Match Group Incorporated 144A	4.13	8-1-2030	125,000	128,750

Media : 7.95%
Block Communications Incorporated 144A	4.88	3-1-2028	150,000	151,500
CCO Holdings LLC 144A	4.00	3-1-2023	100,000	101,500
CCO Holdings LLC 144A	4.50	8-15-2030	550,000	582,945
CCO Holdings LLC 144A	4.50	5-1-2032	250,000	263,750
CCO Holdings LLC 144A	5.00	2-1-2028	150,000	159,000
CCO Holdings LLC 144A	5.13	5-1-2027	450,000	477,422
CCO Holdings LLC 144A	5.38	5-1-2025	3,550,000	3,660,938
CCO Holdings LLC 144A	5.75	2-15-2026	2,500,000	2,612,500
Charter Communications Operating LLC	5.05	3-30-2029	675,000	820,694
Cinemark Incorporated 144A	8.75	5-1-2025	75,000	77,250
CSC Holdings LLC 144A	4.13	12-1-2030	225,000	237,094
CSC Holdings LLC 144A	4.63	12-1-2030	400,000	420,000
CSC Holdings LLC 144A	5.38	2-1-2028	425,000	460,063
CSC Holdings LLC 144A	5.50	5-15-2026	1,275,000	1,337,156
Diamond Sports Group LLC 144A	5.38	8-15-2026	175,000	134,762
Diamond Sports Group LLC 144A	6.63	8-15-2027	495,000	271,013
DISH Network Corporation	3.38	8-15-2026	1,300,000	1,196,819
Gray Television Incorporated 144A	5.88	7-15-2026	3,000,000	3,103,860
Gray Television Incorporated 144A	7.00	5-15-2027	325,000	355,063
Interpublic Group of Companies	4.00	3-15-2022	750,000	787,540
Lamar Media Corporation 144A	3.75	2-15-2028	800,000	807,000
Lamar Media Corporation 144A	4.00	2-15-2030	800,000	808,000
Lamar Media Corporation	5.75	2-1-2026	100,000	105,030
Nexstar Broadcasting Incorporated 144A	5.63	7-15-2027	2,000,000	2,140,600
Nielsen Finance LLC 144A	5.00	4-15-2022	1,725,000	1,732,590
Outfront Media Capital Corporation 144A	4.63	3-15-2030	675,000	631,125
Outfront Media Capital Corporation 144A	5.00	8-15-2027	25,000	24,478
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	20,200
QVC Incorporated	4.75	2-15-2027	150,000	153,750
Salem Media Group Incorporated 144A	6.75	6-1-2024	2,600,000	2,210,000
Scripps Escrow Incorporated 144A	5.88	7-15-2027	100,000	100,500
The E.W. Scripps Company 144A	5.13	5-15-2025	2,460,000	2,416,950

				28,361,092

Wireless Telecommunication Services : 1.86%
Connect U.S. Finco LLC 144A	6.75	10-1-2026	375,000	384,488
Sprint Capital Corporation	6.88	11-15-2028	175,000	226,923
Sprint Capital Corporation	8.75	3-15-2032	975,000	1,503,938
Sprint Spectrum Company 144A	5.15	9-20-2029	750,000	878,010
T-Mobile USA Incorporated	4.50	2-1-2026	125,000	128,750
T-Mobile USA Incorporated	4.75	2-1-2028	425,000	460,530
T-Mobile USA Incorporated	5.13	4-15-2025	425,000	435,625
T-Mobile USA Incorporated	5.38	4-15-2027	1,500,000	1,636,875

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Wireless Telecommunication Services (continued)
T-Mobile USA Incorporated	6.38%	3-1-2025	$975,000	$1,000,877

				6,656,016

Consumer Discretionary : 8.51%

Auto Components : 1.66%
Allison Transmission Incorporated 144A	4.75	10-1-2027	650,000	679,250
Allison Transmission Incorporated 144A	5.00	10-1-2024	2,250,000	2,293,313
Allison Transmission Incorporated 144A	5.88	6-1-2029	400,000	441,908
Cooper Tire & Rubber Company	7.63	3-15-2027	1,710,000	1,900,238
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	468,749
Panther BF Aggregator 2 LP 144A	6.25	5-15-2026	125,000	133,765

				5,917,223

Automobiles : 0.47%
Clarios Global LP 144A	6.75	5-15-2025	50,000	53,750
Ford Motor Company	4.75	1-15-2043	1,500,000	1,372,500
Ford Motor Company	9.00	4-22-2025	100,000	117,813
Ford Motor Company	9.63	4-22-2030	100,000	132,679

				1,676,742

Diversified Consumer Services : 2.05%
Carriage Services Incorporated 144A	6.63	6-1-2026	1,700,000	1,797,767
Service Corporation International	4.63	12-15-2027	650,000	690,625
Service Corporation International	7.50	4-1-2027	3,400,000	3,944,000
Service Corporation International	8.00	11-15-2021	850,000	903,125

				7,335,517

Hotels, Restaurants & Leisure : 1.68%
CCM Merger Incorporated 144A	6.00	3-15-2022	3,698,000	3,624,040
Hilton Domestic Operating Company	4.88	1-15-2030	100,000	105,000
Royal Caribbean Cruises	4.25	6-15-2023	20,000	18,967
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	1,875,000	1,912,500
Yum! Brands Incorporated 144A	4.75	1-15-2030	150,000	162,750
Yum! Brands Incorporated 144A	7.75	4-1-2025	150,000	168,375

				5,991,632

Internet & Direct Marketing Retail : 0.21%
Expedia Incorporated	5.95	8-15-2020	750,000	750,600

Multiline Retail : 0.16%
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	600,000	564,012

Specialty Retail : 2.10%
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	627,884
Asbury Automotive Group Incorporated 144A	4.50	3-1-2028	400,000	410,148
Asbury Automotive Group Incorporated 144A	4.75	3-1-2030	387,000	396,675
Group 1 Automotive Incorporated	5.00	6-1-2022	200,000	198,500
Lithia Motors Incorporated 144A	5.25	8-1-2025	945,000	982,800
Lithia Motors Incorporated 144A	4.63	12-15-2027	150,000	159,420
Penske Auto Group Incorporated	3.75	8-15-2020	540,000	540,000
Penske Auto Group Incorporated	5.38	12-1-2024	2,150,000	2,203,750
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,168,756
Sonic Automotive Incorporated	6.13	3-15-2027	775,000	802,125

				7,490,058

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value

Textiles, Apparel & Luxury Goods : 0.18%
The William Carter Company 144A	5.50%	5-15-2025	$125,000	$133,009
The William Carter Company 144A	5.63	3-15-2027	500,000	532,500

				665,509

Consumer Staples : 0.98%

Beverages : 0.20%
Cott Beverages Incorporated 144A	5.50	4-1-2025	675,000	701,156

Food & Staples Retailing : 0.09%
Albertsons Companies Incorporated 144A	4.88	2-15-2030	150,000	162,450
Albertsons Companies LLC 144A	4.63	1-15-2027	150,000	158,625

				321,075

Food Products : 0.68%
Darling Ingredients Incorporated 144A	5.25	4-15-2027	500,000	533,750
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,305,000	1,337,625
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	150,000	158,625
Prestige Brands Incorporated 144A	5.13	1-15-2028	100,000	104,929
Prestige Brands Incorporated 144A	6.38	3-1-2024	280,000	289,800

				2,424,729

Household Products : 0.01%
Spectrum Brands Incorporated	5.75	7-15-2025	50,000	51,500

Energy : 14.45%

Energy Equipment & Services : 3.12%
Bristow Group Incorporated†(a)	6.25	10-15-2022	3,855,000	0
Diamond Offshore Drilling Incorporated †	4.88	11-1-2043	1,325,000	144,306
Era Group Incorporated	7.75	12-15-2022	2,350,000	2,220,750
Hilcorp Energy Company 144A	5.00	12-1-2024	1,450,000	1,377,471
Hilcorp Energy Company 144A	5.75	10-1-2025	1,875,000	1,777,734
Hilcorp Energy Company 144A	6.25	11-1-2028	350,000	321,563
NGPL PipeCo LLC 144A	4.38	8-15-2022	350,000	362,994
NGPL PipeCo LLC 144A	7.77	12-15-2037	410,000	522,104
Oceaneering International Incorporated	6.00	2-1-2028	1,725,000	1,090,631
Pattern Energy Operations LP 144A	4.50	8-15-2028	2,300,000	2,438,000
USA Compression Partners LP	6.88	4-1-2026	850,000	871,250

				11,126,803

Oil, Gas & Consumable Fuels : 11.33%
Antero Midstream Partners LP 144A	5.75	1-15-2028	1,830,000	1,560,258
Apache Corporation	4.25	1-15-2030	40,000	38,512
Apache Corporation	4.38	10-15-2028	750,000	749,063
Apache Corporation	4.75	4-15-2043	525,000	498,750
Archrock Partners LP 144A	6.25	4-1-2028	150,000	151,500
Archrock Partners LP 144A	6.88	4-1-2027	500,000	511,730
Boardwalk Pipelines LP	4.80	5-3-2029	750,000	815,873
Buckeye Partners LP	5.85	11-15-2043	1,125,000	1,035,000
Callon Petroleum Company	8.25	7-15-2025	1,395,000	418,500
Callon Petroleum Company	6.25	4-15-2023	350,000	113,750
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	900,000	1,017,406
Cheniere Energy Partners LP	4.50	10-1-2029	400,000	423,120
Cheniere Energy Partners LP	5.25	10-1-2025	3,075,000	3,151,875
Cheniere Energy Partners LP	5.63	10-1-2026	300,000	316,875
Denbury Resources Incorporated	6.38	12-31-2024	802,000	110,275
Denbury Resources Incorporated 144A	7.75	2-15-2024	1,123,000	473,300
Denbury Resources Incorporated 144A	9.00	5-15-2021	2,400,000	1,012,488
Denbury Resources Incorporated 144A	9.25	3-31-2022	676,000	285,610

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	5.20%	2-1-2022	$750,000	$780,753
EnLink Midstream LLC	5.38	6-1-2029	2,225,000	1,778,198
EnLink Midstream Partners LP	4.40	4-1-2024	450,000	386,514
EnLink Midstream Partners LP	5.05	4-1-2045	1,575,000	850,500
EnLink Midstream Partners LP	5.45	6-1-2047	950,000	535,325
EnLink Midstream Partners LP	5.60	4-1-2044	750,000	416,250
Enviva Partners LP 144A	6.50	1-15-2026	1,550,000	1,670,125
EQM Midstream Partners LP 144A	6.00	7-1-2025	75,000	79,550
EQM Midstream Partners LP 144A	6.50	7-1-2027	125,000	137,825
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	793,396
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	286,874
Kinder Morgan Incorporated	7.42	2-15-2037	800,000	967,869
MPLX LP	6.38	5-1-2024	450,000	463,935
Murphy Oil Corporation	4.75	9-15-2029	75,000	79,288
Murphy Oil Corporation	5.75	8-15-2025	185,000	174,126
Murphy Oil Corporation	5.88	12-1-2027	150,000	138,000
Nabors Industries Incorporated	4.63	9-15-2021	78,000	62,416
Occidental Petroleum Corporation	4.63	6-15-2045	1,825,000	1,510,735
Occidental Petroleum Corporation	6.20	3-15-2040	425,000	412,250
Occidental Petroleum Corporation	6.45	9-15-2036	4,000,000	4,000,840
Occidental Petroleum Corporation	6.60	3-15-2046	500,000	488,035
Phillips 66	4.30	4-1-2022	625,000	663,046
Rockies Express Pipeline LLC 144A	3.60	5-15-2025	750,000	727,500
Rockies Express Pipeline LLC 144A	4.80	5-15-2030	750,000	709,680
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	475,000	464,018
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	2,050,000	2,060,250
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	240,000	244,800
Southwestern Energy Company	7.50	4-1-2026	400,000	375,300
Southwestern Energy Company	7.75	10-1-2027	975,000	916,793
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	3,850,000	3,692,420
Ultra Resources Incorporated (3 Month LIBOR +3.00%) ±	6.25	4-12-2024	1,253	868
Ultra Resources Incorporated 144A†	7.13	4-15-2025	2,425,000	6,063
Western Midstream Operating LP	5.05	2-1-2030	600,000	607,578
Western Midstream Operating LP	5.30	3-1-2048	1,000,000	893,310
Western Midstream Operating LP	6.25	2-1-2050	75,000	74,063
Whiting Petroleum Corporation	1.25	4-1-2020	1,833,000	320,775

				40,453,153

Financials : 8.08%

Banks : 1.26%
Bank of America Corporation	5.70	1-24-2022	250,000	269,483
Citigroup Incorporated	4.50	1-14-2022	250,000	264,313
Citigroup Incorporated (U.S. SOFR +3.23%) ±(s)	4.70	1-30-2025	750,000	730,313
Citigroup Incorporated	6.13	3-9-2028	75,000	84,750
City National Bank	5.38	7-15-2022	500,000	537,332
International Finance Corporation	7.50	5-9-2022	4,000,000	823,349
International Finance Corporation	7.50	5-9-2022	5,000,000	1,029,186
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	750,000	751,200

				4,489,926

Capital Markets : 0.24%
ACE Securities Corporation (1 Month LIBOR +2.63%) ±	2.80	6-25-2033	49,677	49,679
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	807,011

				856,690

Consumer Finance : 2.43%
Discover Financial Services	5.20	4-27-2022	750,000	802,621
FirstCash Incorporated 144A	5.38	6-1-2024	300,000	307,980

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Ford Motor Credit Company LLC	4.39%	1-8-2026	$1,450,000	$1,489,411
Ford Motor Credit Company LLC	5.11	5-3-2029	2,175,000	2,319,094
Ford Motor Credit Company LLC	5.13	6-16-2025	225,000	239,866
Springleaf Finance Corporation	5.38	11-15-2029	625,000	659,438
Springleaf Finance Corporation	6.13	3-15-2024	750,000	816,173
Springleaf Finance Corporation	6.63	1-15-2028	100,000	114,596
Springleaf Finance Corporation	7.13	3-15-2026	925,000	1,084,405
Synchrony Financial	5.15	3-19-2029	750,000	856,473

				8,690,057

Diversified Financial Services : 1.43%
Ladder Capital Securities LLC 144A	5.25	10-1-2025	1,350,000	1,242,000
LPL Holdings Incorporated 144A	5.75	9-15-2025	3,700,000	3,848,000

				5,090,000

Insurance : 2.63%
American International Group Incorporated	4.88	6-1-2022	750,000	809,953
AmWINS Group Incorporated 144A	7.75	7-1-2026	1,625,000	1,789,531
Assurant Incorporated	3.70	2-22-2030	750,000	778,815
Athene Holding Limited	4.13	1-12-2028	750,000	807,984
Brighthouse Financial Incorporated	4.70	6-22-2047	850,000	842,705
HUB International Limited 144A	7.00	5-1-2026	550,000	576,125
Liberty Mutual Group Incorporated 144A	4.57	2-1-2029	750,000	913,170
Prudential Financial Incorporated (3 Month LIBOR +2.38%) ±	4.50	9-15-2047	750,000	810,938
Sammons Financial Group Incorporated 144A	4.45	5-12-2027	750,000	819,324
USI Incorporated 144A	6.88	5-1-2025	550,000	563,750
W.R. Berkley Corporation	4.63	3-15-2022	650,000	683,483

				9,395,778

Thrifts & Mortgage Finance : 0.09%
Ladder Capital Finance Holdings LP 144A	5.25	3-15-2022	150,000	147,000
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	200,000	169,000

				316,000

Health Care : 6.44%

Health Care Equipment & Supplies : 1.01%
Hill-Rom Holdings Incorporated 144A	4.38	9-15-2027	475,000	502,313
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	400,000	414,000
Hologic Incorporated 144A	4.38	10-15-2025	1,925,000	1,973,125
Hologic Incorporated 144A	4.63	2-1-2028	225,000	240,750
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	500,000	483,750

				3,613,938

Health Care Providers & Services : 4.38%
Centene Corporation 144A	5.38	8-15-2026	125,000	133,750
Cigna Corporation	3.90	2-15-2022	315,000	330,988
CommonSpirit Health AGM Insured	3.82	10-1-2049	750,000	844,994
Community Health Systems Incorporated	6.25	3-31-2023	175,000	176,313
Community Health Systems Incorporated 144A	6.63	2-15-2025	1,925,000	1,944,828
Davita Incorporated 144A	4.63	6-1-2030	600,000	638,430
Encompass Health Corporation	4.50	2-1-2028	150,000	156,750
Encompass Health Corporation	4.75	2-1-2030	175,000	184,909
HCA Incorporated	5.25	6-15-2026	325,000	381,880
HealthSouth Corporation	5.75	9-15-2025	575,000	595,102
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	2,861,000	2,936,101
MPT Operating Partnership LP	4.63	8-1-2029	325,000	343,382
MPT Operating Partnership LP	5.00	10-15-2027	1,100,000	1,179,750
MPT Operating Partnership LP	5.25	8-1-2026	1,575,000	1,653,750

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
MPT Operating Partnership LP	6.38%	3-1-2024	$110,000	$113,438
Polaris Intermediate Corporation 144A	8.50	12-1-2022	475,000	483,189
Select Medical Corporation 144A	6.25	8-15-2026	900,000	969,750
Tenet Healthcare Corporation	4.63	7-15-2024	436,000	445,810
Tenet Healthcare Corporation 144A	4.63	6-15-2028	125,000	131,463
Tenet Healthcare Corporation 144A	4.88	1-1-2026	1,025,000	1,072,109
Tenet Healthcare Corporation 144A	5.13	11-1-2027	225,000	239,063
Tenet Healthcare Corporation	7.00	8-1-2025	300,000	309,687
Tenet Healthcare Corporation 144A	7.50	4-1-2025	150,000	165,938
Vizient Incorporated 144A	6.25	5-15-2027	175,000	186,375

				15,617,749

Health Care Technology : 0.82%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	2,375,000	2,428,438
IQVIA Incorporated 144A	5.00	10-15-2026	225,000	237,371
IQVIA Incorporated 144A	5.00	5-15-2027	250,000	266,797

				2,932,606

Life Sciences Tools & Services : 0.11%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	150,000	158,438
Charles River Laboratories Incorporated 144A	4.25	5-1-2028	75,000	79,313
Ortho-Clinical Diagnostics Incorporated 144A	7.25	2-1-2028	150,000	156,938

				394,689

Pharmaceuticals : 0.12%
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	375,000	417,188

Industrials : 6.52%

Aerospace & Defense : 1.45%
L3Harris Technologies Incorporated	4.95	2-15-2021	750,000	758,985
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	1,704,000	1,750,894
Signature Aviation US Holdings Incorporated 144A	4.00	3-1-2028	600,000	567,000
Signature Aviation US Holdings Incorporated 144A	5.38	5-1-2026	2,025,000	2,101,758

				5,178,637

Commercial Services & Supplies : 3.12%
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	1,750,000	1,815,975
Covanta Holding Corporation	5.88	3-1-2024	1,530,000	1,568,954
Covanta Holding Corporation	5.88	7-1-2025	515,000	533,025
Covanta Holding Corporation	6.00	1-1-2027	575,000	595,125
IAA Spinco Incorporated 144A	5.50	6-15-2027	1,700,000	1,812,625
KAR Auction Services Incorporated 144A	5.13	6-1-2025	4,200,000	4,221,000
Plastipak Holdings Incorporated 144A	6.25	10-15-2025	575,000	574,281

				11,120,985

Industrial Conglomerates : 0.05%
General Electric Capital Corporation	4.65	10-17-2021	187,000	196,129

Machinery : 1.20%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	1,425,000	1,524,750
Trimas Corporation 144A	4.88	10-15-2025	1,997,000	2,042,552
Vertical U.S. Newco Incorporated 144A	5.25	7-15-2027	675,000	715,500

				4,282,802

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value

Professional Services : 0.15%
Verisk Analytics Incorporated	5.80%	5-1-2021	$530,000	$550,909

Trading Companies & Distributors : 0.55%
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	1,875,000	1,762,894
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	180,000	185,850

				1,948,744

Information Technology : 5.49%

Communications Equipment : 0.25%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	825,000	842,903
CommScope Technologies Finance LLC 144A	8.25	3-1-2027	50,000	53,920

				896,823

Electronic Equipment, Instruments & Components : 0.20%
Keysight Technologies	4.60	4-6-2027	600,000	708,764

IT Services : 1.27%
Cardtronics Incorporated 144A	5.50	5-1-2025	2,850,000	2,857,125
Gartner Incorporated 144A	5.13	4-1-2025	1,525,000	1,576,530
Tempo Acquisition LLC 144A	5.75	6-1-2025	75,000	78,938

				4,512,593

Semiconductors & Semiconductor Equipment : 0.28%
Broadcom Corporation	3.50	1-15-2028	750,000	814,014
Qorvo Incorporated 144A	4.38	10-15-2029	175,000	188,398

				1,002,412

Software : 0.92%
CDK Global Incorporated 144A	5.25	5-15-2029	175,000	191,634
Fair Isaac Corporation 144A	4.00	6-15-2028	100,000	104,600
Fair Isaac Corporation 144A	5.25	5-15-2026	1,000,000	1,125,000
NortonLifeLock Incorporated 144A	5.00	4-15-2025	475,000	487,925
SS&C Technologies Incorporated 144A	5.50	9-30-2027	500,000	537,500
VMware Incorporated	3.90	8-21-2027	750,000	825,908

				3,272,567

Technology Hardware, Storage & Peripherals : 2.57%
Dell International LLC 144A	7.13	6-15-2024	3,200,000	3,322,272
Diamond 1 Finance Corporation 144A	6.02	6-15-2026	750,000	879,260
Hewlett-Packard Company	4.05	9-15-2022	750,000	801,645
NCR Corporation	6.38	12-15-2023	3,900,000	4,017,000
NCR Corporation 144A	8.13	4-15-2025	150,000	166,455

				9,186,632

Materials : 2.31%
Chemicals : 0.09%
Valvoline Incorporated 144A	4.25	2-15-2030	175,000	183,969
Valvoline Incorporated 144A	4.38	8-15-2025	125,000	129,219

				313,188

Containers & Packaging : 1.87%
Ball Corporation	5.00	3-15-2022	25,000	26,188
Ball Corporation	5.25	7-1-2025	190,000	216,600
Berry Global Incorporated 144A	4.88	7-15-2026	500,000	528,125

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Containers & Packaging (continued)
Berry Global Incorporated	5.13%	7-15-2023	$300,000	$304,125
Berry Global Incorporated 144A	5.63	7-15-2027	175,000	187,250
Berry Global Incorporated	6.00	10-15-2022	107,000	107,535
Crown Americas Capital Corporation V	4.25	9-30-2026	100,000	106,038
Crown Americas Capital Corporation VI	4.75	2-1-2026	975,000	1,017,393
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	750,000	885,000
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	900,000	913,500
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	275,000	285,090
Owens-Brockway Packaging Incorporated 144A	5.88	8-15-2023	325,000	343,103
Owens-Brockway Packaging Incorporated 144A	6.38	8-15-2025	600,000	642,000
Sealed Air Corporation 144A	5.25	4-1-2023	325,000	345,313
Silgan Holdings Incorporated	4.13	2-1-2028	750,000	768,750

				6,676,010

Metals & Mining : 0.25%
Indalex Holdings Corporation †(a)	11.50	2-1-2021	2,990,596	0
Kaiser Aluminum Corporation 144A	4.63	3-1-2028	300,000	298,650
Kaiser Aluminum Corporation 144A	6.50	5-1-2025	175,000	185,500
Novelis Corporation 144A	5.88	9-30-2026	400,000	426,764

				910,914

Paper & Forest Products : 0.10%
Clearwater Paper Corporation 144A	5.38	2-1-2025		358,813

Real Estate : 1.61%

Equity REITs : 1.61%
CoreCivic Incorporated	5.00	10-15-2022	575,000	564,219
Iron Mountain Incorporated 144A	5.38	6-1-2026	150,000	155,250
Omega HealthCare Investors Incorporated	4.50	4-1-2027	600,000	636,297
SBA Communications Corporation 144A	3.88	2-15-2027	300,000	310,500
SBA Communications Corporation	4.00	10-1-2022	225,000	228,038
Service Properties Trust Company	3.95	1-15-2028	385,000	319,165
Service Properties Trust Company	4.75	10-1-2026	200,000	176,000
Service Properties Trust Company	4.95	2-15-2027	625,000	565,813
Service Properties Trust Company	7.50	9-15-2025	75,000	79,518
SITE Centers Corporation	4.70	6-1-2027	600,000	638,968
The Geo Group Incorporated	5.13	4-1-2023	800,000	682,000
The Geo Group Incorporated	5.88	1-15-2022	600,000	570,000
The Geo Group Incorporated	5.88	10-15-2024	840,000	665,700
The Geo Group Incorporated	6.00	4-15-2026	184,000	141,910

				5,733,378

Utilities : 2.93%

Electric Utilities : 0.94%
Evergy Incorporated	4.85	6-1-2021	750,000	769,309
NextEra Energy Operating Partners LP 144A	4.25	7-15-2024	775,000	825,375
NextEra Energy Operating Partners LP 144A	4.25	9-15-2024	175,000	186,375
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	1,250,000	1,359,375
PG&E Corporation	5.00	7-1-2028	100,000	102,895
PG&E Corporation	5.25	7-1-2030	100,000	104,000

				3,347,329

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal		Value

Independent Power & Renewable Electricity Producers : 1.77%
NSG Holdings LLC 144A	7.75%	12-15-2025		$2,566,157	$2,598,234
TerraForm Power Operating LLC 144A	4.25	1-31-2023		2,025,000	2,122,808
TerraForm Power Operating LLC 144A	4.75	1-15-2030		800,000	868,000
TerraForm Power Operating LLC 144A	5.00	1-31-2028		675,000	744,188

					6,333,230

Multi-Utilities : 0.22%
CMS Energy Corporation	5.05	3-15-2022		750,000	793,411

Total Corporate Bonds and Notes (Cost $241,740,304)					242,110,958

Foreign Corporate Bonds and Notes : 4.22%

Financials : 4.22%

Banks : 4.22%
European Investment Bank	7.25	6-28-2021	BRL	9,000,000	1,803,007
European Investment Bank	8.00	5-5-2027	ZAR	21,000,000	1,356,531
European Investment Bank	8.38	7-29-2022	ZAR	40,000,000	2,514,603
European Investment Bank	8.75	8-18-2025	ZAR	20,000,000	1,334,406
European Investment Bank	9.00	3-31-2021	ZAR	17,400,000	1,047,537
International Bank for Reconstruction & Development	7.00	6-7-2023	ZAR	15,000,000	927,990
International Bank for Reconstruction & Development	7.50	6-9-2021	BRL	5,000,000	997,623
International Bank for Reconstruction & Development	8.25	6-22-2023	BRL	9,000,000	1,912,126
KfW	7.50	11-10-2022	ZAR	36,000,000	2,258,082
Landwirtschaftliche Rentenbank	8.25	5-23-2022	ZAR	15,000,000	923,320

Total Foreign Corporate Bonds and Notes (Cost $18,831,826)					15,075,225

Foreign Government Bonds : 26.12%
Colombia	7.50	8-26-2026	COP	22,725,000,000	7,040,038
India	7.32	1-28-2024	INR	710,000,000	10,270,503
Indonesia	7.50	8-15-2032	IDR	57,000,000,000	3,961,500
Indonesia	8.25	5-15-2029	IDR	58,615,000,000	4,373,643
Indonesia	8.38	9-15-2026	IDR	110,000,000,000	8,282,397
Malaysia	4.18	7-15-2024	MYR	19,850,000	5,059,168
Malaysia	4.23	6-30-2031	MYR	36,300,000	9,745,144
Mexico	5.75	3-5-2026	MXN	117,000,000	5,400,348
Mexico	8.50	5-31-2029	MXN	200,000,000	10,725,949
Republic of Trinidad and Tobago 144A	4.50	8-4-2026	TTD	750,000	766,875
Romania	3.25	4-29-2024	RON	46,000,000	11,058,031
Romania	5.00	2-12-2029	RON	20,000,000	5,213,271
Russia	6.50	2-28-2024	RUB	390,000,000	5,543,654
Russia	6.90	5-23-2029	RUB	400,000,000	5,807,060

Total Foreign Government Bonds (Cost $94,329,860)					93,247,581

Loans : 17.86%

Communication Services : 3.35%

Diversified Telecommunication Services : 0.30%
Level 3 Financing Incorporated (1 Month LIBOR +1.75%) ±	1.91	3-1-2027		$374,717	362,618
Telesat Canada (1 Month LIBOR +2.75%) ±	2.92	12-7-2026		746,250	720,445

					1,083,063

Interactive Media & Services : 0.07%
Buzz Merger Sub Limited (1 Month LIBOR +2.75%) ±‡	2.91	1-29-2027		274,313	266,083

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Media : 2.74%
Ancestry.com Incorporated (1 Month LIBOR +4.25%) ±	4.41%	8-27-2026	$3,237,428	$3,127,485
Block Communications Incorporated (3 Month LIBOR +2.25%) ±	2.56	2-25-2027	598,500	580,048
CSC Holdings LLC (1 Month LIBOR +2.25%) ±	2.42	1-15-2026	492,500	474,647
CSC Holdings LLC (1 Month LIBOR +2.25%) ±	2.42	7-17-2025	760,463	733,375
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	2.67	4-15-2027	147,384	142,288
Gray Television Incorporated (1 Month LIBOR +2.50%) ±	2.67	1-2-2026	488,545	475,447
Hubbard Radio LLC (6 Month LIBOR +4.25%) ±	5.25	3-28-2025	1,406,490	1,312,719
Montreign Operating Company LLC (1 Month LIBOR +2.25%) ±‡	2.42	3-22-2021	1,445,025	1,314,973
Nexstar Broadcasting Incorporated (1 Month LIBOR +2.75%) ±	2.92	9-18-2026	1,200,781	1,167,015
Nielsen Finance LLC (1 Month LIBOR +2.00%) ±	2.18	10-4-2023	457,265	443,442

				9,771,439

Wireless Telecommunication Services : 0.24%
Inmarsat plc (1 Month LIBOR +4.50%) ±	5.50	12-11-2026	872,813	848,810

Consumer Discretionary : 1.53%

Auto Components : 0.43%
Allison Transmission Incorporated (1 Month LIBOR +1.75%) ±	1.93	3-29-2026	1,025,882	1,022,589
Belron Finance US LLC (3 Month LIBOR +2.50%) ±‡	2.97	11-7-2024	292,500	285,919
Panther BF Aggregator 2 LP (1 Month LIBOR +3.50%) ±	3.67	4-30-2026	223,313	217,683

				1,526,191

Distributors : 0.65%
Spin Holdco Incorporated (3 Month LIBOR +3.25%) ±	4.25	11-14-2022	2,397,976	2,323,039

Hotels, Restaurants & Leisure : 0.37%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	3.00	8-8-2021	493,935	483,192
Four Seasons Holdings Incorporated (1 Month LIBOR +2.00%) ±	2.16	11-30-2023	878,787	845,990

				1,329,182

Specialty Retail : 0.08%
Rent-A-Center Incorporated (1 Month LIBOR +4.50%) ±‡	4.69	8-5-2026	297,750	291,051

Consumer Staples : 0.58%

Food Products : 0.54%
Atkins Nutritionals Holdings II Incorporated (1 Month LIBOR +3.75%) ±‡	4.75	7-7-2024	218,135	217,590
B&G Foods Incorporated (1 Month LIBOR +2.50%) ±	2.66	10-10-2026	297,750	293,284
CHG PPC Parent LLC (1 Month LIBOR +2.75%) ±‡	2.91	3-31-2025	122,500	118,519
Prestige Brands Incorporated (1 Month LIBOR +2.00%) ±	2.16	1-26-2024	1,316,616	1,297,104

				1,926,497

Household Products : 0.04%
Reynolds Consumer Products LLC (1 Month LIBOR +1.75%) ±	1.91	2-4-2027	149,625	146,516

Energy : 1.08%

Oil, Gas & Consumable Fuels : 1.08%
Apergy Corporation (3 Month LIBOR +5.00%) ±‡	6.00	5-28-2027	570,000	561,450
Buckeye Partners LP (1 Month LIBOR +2.75%) ±	2.92	11-1-2026	149,625	146,025
Crestwood Holdings LLC (1 Month LIBOR +7.50%) ±	7.69	3-6-2023	1,825,000	1,182,837
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%) ±	7.75	10-29-2025	600,000	411,000

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
EPIC Crude Services LP (3 Month LIBOR +5.00%) ±<	5.37%	3-2-2026	$2,000,000	$1,558,340

				3,859,652

Financials : 4.38%

Capital Markets : 1.30%
Focus Financial Partners LLC (1 Month LIBOR +2.00%) ±	2.16	7-3-2024	738,952	717,249
Nexus Buyer LLC (1 Month LIBOR +3.75%) ±	3.92	11-9-2026	696,500	689,883
Russell Investments US Institutional Holdco Incorporated (6 Month LIBOR +2.75%) ±	3.82	6-1-2023	521,259	512,627
VFH Parent LLC (1 Month LIBOR +3.00%) ±	3.18	3-1-2026	772,331	764,368
Victory Capital Management Incorporated (3 Month LIBOR +2.50%) ±	2.80	7-1-2026	1,988,537	1,950,417

				4,634,544

Consumer Finance : 0.18%
TransUnion LLC (1 Month LIBOR +1.75%) ±	1.91	11-16-2026	662,761	644,535

Diversified Financial Services : 1.49%
LPL Holdings Incorporated (1 Month LIBOR +1.75%) ±‡	1.92	11-12-2026	764,490	747,289
Resolute Investment Managers Incorporated (3 Month LIBOR +3.25%) ±‡	4.25	4-30-2022	2,387,542	2,351,729
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	8.50	4-30-2023	1,090,000	1,002,800
Stonepeak Lonestar Holdings LLC (3 Month LIBOR +4.50%) ±	4.77	10-19-2026	1,220,090	1,199,751

				5,301,569

Insurance : 1.34%
AmWINS Group Incorporated (1 Month LIBOR +2.75%) ±	3.75	1-25-2024	872,558	859,967
BroadStreet Partners Incorporated (1 Month LIBOR +3.25%) ±	3.41	1-27-2027	497,343	481,180
HUB International Limited (2 Month LIBOR +3.00%) ±	3.26	4-25-2025	1,225,000	1,188,079
HUB International Limited (3 Month LIBOR +4.00%) ±	5.00	4-25-2025	696,500	696,751
Solera Holdings Incorporated (1 Month LIBOR +2.75%) ±	2.91	3-3-2023	1,063,544	1,043,900
USI Incorporated (3 Month LIBOR +3.00%) ±	3.31	5-16-2024	292,117	281,954
USI Incorporated (3 Month LIBOR +4.00%) ±	4.31	12-2-2026	223,875	220,573

				4,772,404

Mortgage REITs : 0.07%
Blackstone Mortgage Trust Incorporated (1 Month LIBOR +2.25%) ±‡	2.41	4-23-2026	148,503	141,078
Starwood Property Trust Incorporated (1 Month LIBOR +2.50%) ±‡	2.66	7-27-2026	124,063	118,403

				259,481

Health Care : 1.06%

Health Care Providers & Services : 0.35%
MPH Acquisition Holdings LLC (3 Month LIBOR +2.75%) ±	3.75	6-7-2023	429,539	422,469
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	4.25	9-3-2024	512,959	483,305
Team Health Holdings Incorporated (1 Month LIBOR +2.75%) ±	3.75	2-6-2024	433,916	342,794

				1,248,568

Health Care Technology : 0.14%
Change Healthcare Holdings Incorporated (3 Month LIBOR +2.50%) ±	3.50	3-1-2024	499,580	488,060

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Life Sciences Tools & Services : 0.07%
Syneos Health Incorporated (1 Month LIBOR +1.75%) ±	1.91%	8-1-2024	$236,183	$229,934

Pharmaceuticals : 0.50%
Endo Finance LLC (3 Month LIBOR +4.25%) ±	5.00	4-29-2024	287,787	274,739
Valeant Pharmaceuticals International Incorporated (1 Month LIBOR +3.00%) ±	3.18	6-2-2025	1,545,466	1,518,667

				1,793,406

Industrials : 2.44%

Aerospace & Defense : 0.30%
TransDigm Incorporated (1 Month LIBOR +2.25%) ±	2.41	8-22-2024	1,156,172	1,080,200

Commercial Services & Supplies : 1.13%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	3.00	11-10-2023	1,113,514	1,105,865
IAA Spinco Incorporated (1 Month LIBOR +2.25%) ±‡	2.44	6-28-2026	943,313	924,446
KAR Auction Services Incorporated (1 Month LIBOR +2.25%) ±‡	2.44	9-19-2026	39,798	38,305
NorthRiver Midstream Finance LP (3 Month LIBOR +3.25%) ±	3.55	10-1-2025	929,011	886,630
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +3.25%) ±‡	4.25	5-14-2022	946,251	906,035
WASH Multifamily Laundry Systems LLC (1 Month LIBOR +3.25%) ±‡	4.25	5-14-2022	165,716	158,673

				4,019,954

Construction Materials : 0.12%
American Builders & Contractors Supply Company Incorporated (1 Month LIBOR +2.00%) ±	2.16	1-15-2027	446,625	432,949

Electrical Equipment : 0.11%
Generac Power Systems Incorporated (1 Month LIBOR +1.75%) ±	1.92	12-13-2026	402,045	396,770

Machinery : 0.70%
Altra Industrial Motion Corporation (1 Month LIBOR +2.00%) ±‡	2.16	10-1-2025	604,086	584,453
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	3.50	1-31-2024	687,554	670,365
Gates Global LLC (1 Month LIBOR +2.75%) ±	3.75	4-1-2024	592,485	577,922
Restaurant Technologies Incorporated (1 Month LIBOR +3.25%) ±‡	3.41	10-1-2025	123,125	117,892
Vertical U.S. Newco Incorporated (1 Month LIBOR +4.25%) ±<	4.57	7-1-2027	550,000	541,981

				2,492,613

Professional Services : 0.08%
The Dun & Bradstreet Corporation (1 Month LIBOR +3.75%) ±	3.92	2-6-2026	274,313	272,656

Information Technology : 1.69%

Communications Equipment : 0.21%
Ciena Corporation (1 Month LIBOR +1.75%) ±	1.94	9-26-2025	271,569	268,854
CommScope Incorporated (1 Month LIBOR +3.25%) ±	3.41	4-6-2026	496,250	485,084

				753,938

Electronic Equipment, Instruments & Components : 0.59%
Dell International LLC (1 Month LIBOR +2.00%) ±	2.75	9-19-2025	2,131,617	2,100,303

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value

IT Services : 0.55%
Applied Systems Incorporated (3 Month LIBOR +3.25%) ±	4.25%	9-19-2024	$389,847	$385,948
Fiserv Investment Solutions Incorporated (3 Month LIBOR +4.75%) ±	5.14	2-18-2027	275,000	270,188
Flexential Intermediate Corporation (3 Month LIBOR +7.25%) ±	7.59	8-1-2025	1,425,000	629,679
Peak 10 Holding Corporation (3 Month LIBOR +3.50%) ±	3.81	8-1-2024	229,410	184,389
Sophia Holding Finance LP (3 Month LIBOR +3.25%) ±	4.25	9-30-2022	131,709	130,689
WEX Incorporated (1 Month LIBOR +2.25%) ±	2.41	5-15-2026	393,987	379,847

				1,980,740

Software : 0.34%
Emerald Topco Incorporated (1 Month LIBOR +3.50%) ±	3.76	7-24-2026	992,500	974,307
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	1.91	4-16-2025	142,431	137,802
SS&C Technologies Incorporated (1 Month LIBOR +1.75%) ±	1.91	4-16-2025	100,068	96,815

				1,208,924

Materials : 1.26%

Containers & Packaging : 1.21%
Berry Global Incorporated (1 Month LIBOR +2.00%) ±	2.19	10-1-2022	387,258	379,609
Flex Acquisition Company Incorporated (3 Month LIBOR +3.25%) ±	3.55	6-29-2025	733,889	696,849
Graham Packaging Company Incorporated (1 Month LIBOR +3.75%) ±<	4.50	8-6-2027	550,000	548,328
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	2.91	2-5-2023	2,406,421	2,354,876
RING Container Technologies (1 Month LIBOR +2.75%) ±	2.91	10-31-2024	364,214	352,377

				4,332,039

Paper & Forest Products : 0.05%
Clearwater Paper Corporation (3 Month LIBOR +3.25%) ±‡	4.25	7-26-2026	159,500	158,703

Real Estate : 0.49%

Equity REITs : 0.49%
The Geo Group Incorporated (1 Month LIBOR +2.00%) ±	2.75	3-22-2024	1,916,619	1,758,805

Total Loans (Cost $65,993,809)				63,732,618

Non-Agency Mortgage-Backed Securities : 5.03%
American Money Management Corporation Series 2015-16A Class AR (3 Month LIBOR +1.26%) 144A±	1.53	4-14-2029	500,000	496,467
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±±	5.66	7-10-2044	519,101	131,654
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	143,007	152,910
Banc of America Funding Corporation Series 2005 Class D-A1 ±±	3.91	5-25-2035	220,907	220,042
Banc of America Merrill Lynch Commercial Mortgage Incorporated Series 2017-BNK6 Class D 144A	3.10	7-15-2060	1,000,000	730,482
Banc of America Mortgage Securities Series 2003 Class 1A1 ±±	3.87	4-25-2033	253,850	238,226
Benchmark Mortgage Trust Series 2018-B1 Class A2	3.57	1-15-2051	195,000	202,678
Bluemountain CLO Limited Series 2015-2A Class A1R (3 Month LIBOR +0.93%) 144A±	1.20	7-18-2027	494,145	489,678
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	16,174	16,640
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	18,307	18,382
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±±	4.88	9-10-2045	1,000,000	930,235
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	1.27	7-15-2030	394,694	375,478
Commercial Mortgage Trust Series 2012-CR2 Class C ±±	4.83	8-15-2045	1,000,000	950,777

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Commercial Mortgage Trust Series 2012-CR4 Class B 144A	3.70%	10-15-2045	$1,000,000	$638,237
Commercial Mortgage Trust Series 2012-CR5 Class E 144A±±	4.32	12-10-2045	1,000,000	656,298
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	191,931	194,983
Commercial Mortgage Trust Series 2012-LC4 Class AM	4.06	12-10-2044	500,000	514,256
Commercial Mortgage Trust Series 2012-LC4 Class C ±±	5.54	12-10-2044	500,000	373,791
Commercial Mortgage Trust Series 2013-LC13 Class D 144A±±	5.29	8-10-2046	1,103,000	977,605
Countrywide Home Loans Series 2003-48 Class 2A2 ±±	4.22	10-25-2033	34,486	34,553
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±±	2.76	9-25-2032	282,222	266,225
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±±	3.49	6-25-2033	54,121	52,861
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±±	3.73	3-25-2033	11,874	11,467
Credit Suisse First Boston Mortgage Securities Series 2014-USA Class D 144A	4.37	9-15-2037	750,000	582,751
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	1.19	12-31-2027	268,355	266,558
Global Mortgage Securitization Limited Series 2004-A Class A2 (1 Month LIBOR +0.32%) 144A±	0.49	11-25-2032	51,831	48,571
Goldman Sachs Mortgage Securities Trust Series 2010-C1 Class X 144A±±(c)	1.10	8-10-2043	1,982,383	21,236
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ7 Class XA ±±(c)	2.16	5-10-2045	2,649,973	45,957
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.81	11-10-2052	1,000,000	912,035
Goldman Sachs Mortgage Securities Trust Series 2020-DUNE Class D (1 Month LIBOR +1.90%) 144A±	2.07	12-15-2036	1,000,000	873,089
GSAA Home Equity Trust Series 2004-5 Class AF5	4.28	6-25-2034	240	238
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 (1 Month LIBOR +0.30%) 144A±	0.47	3-25-2035	4,879	4,863
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-C6 Class E 144A±±	5.15	5-15-2045	520,000	314,686
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C17 Class B ±±	4.89	1-15-2047	50,000	53,160
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±±	3.85	7-25-2034	12,765	12,675
JPMorgan Mortgage Trust Series 2004-A3 Class 3A3 ±±	2.85	7-25-2034	27,898	26,665
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±±	4.02	6-25-2035	91,832	91,496
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±±	3.80	12-25-2033	143,780	147,868
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±±	3.93	1-25-2034	5,694	5,825
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±±	3.59	11-21-2034	6,700	6,742
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	3-25-2036	463	444
Mid-State Trust Series 11 Class A1	4.86	7-15-2038	144,235	154,253
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 (6 Month LIBOR +0.68%) ±	1.26	1-25-2029	42,431	41,991
Montana Higher Education Student Assistance Corporation Series 2012-1 Class A2 (1 Month LIBOR +1.00%) ±	1.19	5-20-2030	287,385	284,548
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±±(c)	1.42	8-15-2045	3,743,773	78,915
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10 Class D 144A±±	4.08	7-15-2046	1,000,000	702,762
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class A4 ±±	4.15	8-15-2046	569,000	612,880
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7 Class D 144A±±	4.24	2-15-2046	692,000	422,070
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±±	5.42	3-15-2045	900,000	782,489
Morgan Stanley Mortgage Loan Trust Series 2004-4 Class 2A ±±	6.39	9-25-2034	24,140	26,637
New Century Home Equity Loan Trust Series 2004-3 Class M1 (1 Month LIBOR +0.93%) ±	1.10	11-25-2034	977,393	934,274

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Multi-Sector Income Fund

	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR +0.97%) 144A±	1.24%	4-20-2027	$305,148	$302,928
Sequoia Mortgage Trust Series 2003-1 Class 1A (1 Month LIBOR +0.76%) ±	0.95	4-20-2033	6,983	6,784
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D 144A±±	4.39	1-5-2043	1,000,000	737,038
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±±	3.67	3-25-2034	27,329	25,813
Terwin Mortgage Trust Series 2003-6HE Class A3 (1 Month LIBOR +1.14%) ±	1.31	11-25-2033	151,665	146,095
Vendee Mortgage Trust Series 2003-2 Class IO ±±(c)	0.65	5-15-2033	2,348,179	46,670
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	69,171	74,283
Wind River CLO Limited Series 2013-2A Class BR (3 Month LIBOR +1.60%) 144A±	1.87	10-18-2030	500,000	477,748

Total Non-Agency Mortgage-Backed Securities (Cost $21,129,907)				17,946,962

		Expiration date	Shares

Rights : 0.06%

Utilities : 0.06%

Independent Power & Renewable Electricity Producers : 0.06%
Vistra Energy Corporation †		12-31-2046	327,375	229,163

Total Rights (Cost $339,487)				229,163

		Maturity date	Principal

Yankee Corporate Bonds and Notes : 8.77%

Communication Services : 0.54%

Diversified Telecommunication Services : 0.14%
Intelsat Connect Finance Company 144A†	9.50	2-15-2023	$400,000	116,000
Intelsat Luxembourg SA †	8.13	6-1-2023	1,050,000	52,500
Telesat Canada Incorporated 144A	6.50	10-15-2027	325,000	334,035

				502,535

Media : 0.40%
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	875,000	897,986
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	316,000	317,185
Virgin Media Finance plc 144A	5.00	7-15-2030	200,000	208,968

				1,424,139

Consumer Staples : 0.23%

Beverages : 0.23%
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	801,588

Energy : 0.88%

Oil, Gas & Consumable Fuels : 0.88%
Baytex Energy Corporation 144A	5.63	6-1-2024	1,575,000	960,750
Baytex Energy Corporation 144A	8.75	4-1-2027	2,500,000	1,293,750
Cenovus Energy Incorporated	5.38	7-15-2025	105,000	105,135
Griffin Coal Mining Company Limited 144A†(a)	9.50	12-1-2016	1,110,230	0
Griffin Coal Mining Company Limited †(a)	9.50	12-1-2016	90,767	0
Husky Energy Incorporated	4.40	4-15-2029	750,000	788,351

				3,147,986

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Financials : 2.96%

Banks : 0.94%
ABN AMRO Bank NV 144A	4.80%	4-18-2026	$750,000	$851,003
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	674,375
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,008,400
Perrigo Finance Unlimited Company	4.38	3-15-2026	750,000	833,966

				3,367,744

Diversified Financial Services : 1.44%
Intelsat Jackson Holdings SA †	5.50	8-1-2023	4,725,000	2,959,031
Intelsat Jackson Holdings SA 144A†	8.50	10-15-2024	1,700,000	1,122,000
Sensata Technologies UK Financing Company plc 144A	6.25	2-15-2026	800,000	842,080
Tyco Electronics Group SA	3.50	2-3-2022	225,000	233,853

				5,156,964

Insurance : 0.58%
Allied World Assurance Company Holdings Limited	4.35	10-29-2025	385,000	403,920
Fairfax Financials Holdings Limited	4.85	4-17-2028	750,000	831,680
Sompo International Holdings Limited	7.00	7-15-2034	575,000	821,242

				2,056,842

Health Care : 2.18%

Pharmaceuticals : 2.18%
Bausch Health Companies Incorporated 144A	5.00	1-30-2028	250,000	251,245
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	683,000	683,000
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	375,000	389,141
Bausch Health Companies Incorporated 144A	5.88	5-15-2023	103,000	103,000
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	1,940,000	2,003,008
Bausch Health Companies Incorporated 144A	6.25	2-15-2029	950,000	1,009,185
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	575,000	600,864
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	100,000	108,750
Bausch Health Companies Incorporated 144A	7.25	5-30-2029	50,000	55,000
Teva Pharmaceutical Finance Netherlands III BV	4.10	10-1-2046	750,000	639,893
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	1,750,000	1,942,500

				7,785,586

Industrials : 1.06%

Commercial Services & Supplies : 0.68%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	2,350,000	2,431,757

Electrical Equipment : 0.08%
Sensata Technologies BV 144A	5.00	10-1-2025	260,000	280,800

Machinery : 0.08%
Vertical Holdco GmbH 144A	7.63	7-15-2028	250,000	265,625

Road & Rail : 0.22%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	790,446

Materials : 0.59%

Containers & Packaging : 0.37%
Ardagh Packaging Finance plc 144A	4.13	8-15-2026	75,000	77,835
Ardagh Packaging Finance plc 144A	5.25	4-30-2025	125,000	132,500

Portfolio of investments — July 31, 2020 (unaudited)	Wells Fargo Multi-Sector Income Fund

		Interest rate	Maturity date	Principal	Value

Containers & Packaging (continued)
OI European Group BV 144A		4.00%	3-15-2023	$1,100,000	$1,108,250

					1,318,585

Metals & Mining : 0.22%
Glencore Finance Canada Limited 144A		4.25	10-25-2022	750,000	792,144

Utilities : 0.33%

Electric Utilities : 0.19%
Comision Federal de Electricidad 144A		4.88	5-26-2021	650,000	664,625

Multi-Utilities : 0.14%
Veolia Environnement SA		6.75	6-1-2038	350,000	511,297

Total Yankee Corporate Bonds and Notes (Cost $35,449,895)					31,298,663

		Yield		Shares

Short-Term Investments : 1.57%

Investment Companies : 1.57%
Wells Fargo Government Money Market Select Class (l)(u)		0.10		5,588,853	5,588,853

Total Short-Term Investments (Cost $5,588,853)					5,588,853

Total investments in securities (Cost $497,268,106)	134.16%				478,878,232
Other assets and liabilities, net	(34.16)				(121,934,650)

Total net assets	100.00%				$356,943,582

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(s)	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
‡	Security is valued using significant unobservable inputs.
<	All or a portion of the position represents an unfunded loan commitment. The rate represents current interest rate if the loan is partially funded.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

AGM	Assured Guaranty Municipal
BRL	Brazilian real
COP	Colombian peso
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
INR	Indian Rupee
LIBOR	London Interbank Offered Rate
MXN	Mexican peso

Wells Fargo Multi-Sector Income Fund	Portfolio of investments — July 31, 2020 (unaudited)

MYR	Malaysian ringgit
REIT	Real estate investment trustt
RON	Romanian lei
RUB	Russian ruble
SOFR	Secured Overnight Financing Rate
TTD	Trinidad and Tobago dollar
ZAR	South African rand

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Value, beginning of period	Purchases	Sales proceeds	Net, realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period	% of net assets

Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	$25,641,491	$92,560,370	$(112,613,008)	$0	$0	$116,062	$5,588,853	1.57%

Wells Fargo Multi-Sector Income Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2020 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of July 31, 2020, the Fund had unfunded loan commitments of $2,023,250.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,812,106	$0	$3,812,106
Asset-backed securities	0	2,185,756	0	2,185,756
Common stocks
Energy	3,649,784	0	0	3,649,784
Materials	563	0	0	563
Corporate bonds and notes	0	242,110,958	0	242,110,958
Foreign corporate bonds and notes	0	15,075,225	0	15,075,225
Foreign government bonds	0	93,247,581	0	93,247,581
Loans	0	52,756,862	10,975,756	63,732,618
Non-agency mortgage-backed securities	0	17,946,962	0	17,946,962
Rights
Utilities	0	229,163	0	229,163
Yankee corporate bonds and notes	0	31,298,663	0	31,298,663
Short-term investments
Investment companies	5,588,853	0	0	5,588,853

Total assets	$9,239,200	$458,663,276	$10,975,756	$478,878,232

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Common Stock	Preferred Stock	Total
Balance as of October 31, 2019	$10,841,245	$1,389,651	$2,858,404	$15,089,300
Accrued discounts (premiums)	9,249	0	0	9,249
Realized gains (losses)	(436,007)	0	0	(436,007)
Change in unrealized gains (losses)	243,460	(451,572)	(436,556)	(644,668)
Purchases	3,400,380	0	0	3,400,380
Sales	(3,134,998)	0	0	(3,134,998)
Transfer into Level 3	4,302,744	0	0	4,302,744
Transfer out of Level 3	(4,250,317)	(938,079)	(2,421,848)	(7,610,244)

Balance as of July 31, 2020	$10,975,756	$0	$0	$10,975,756

Change in unrealized gains (losses) relating to securities still held at July 31, 2020	$(276,300)	$0	$0	$(276,300)

The loan obligations in the Level 3 table were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.